Investment securities and fair value disclosure- Cost to fair value (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Held-to-maturity securities
Original cost, Total	¥ 12,241,000,000	¥ 10,760,000,000
Provision for decline in value	(180,000,000)	(7,000,000)
Fair value	12,061,000,000	10,753,000,000
Investment securities accounted for under the fair value option
Original cost	183,000,000	4,256,000,000
Gross unrealized gains		366,000,000
Fair value	183,000,000	4,622,000,000
Total investment securities
Original cost	27,749,000,000	28,370,000,000
Gross unrealized gains	9,792,000,000	6,707,000,000
Gross unrealized losses	(836,000,000)	(543,000,000)
Provision for decline in value	(1,199,000,000)	(964,000,000)
Fair value	35,506,000,000	33,570,000,000
Gross realized gains	6,306,000,000	1,012,000,000	¥ 141,000,000
Gross realized losses	534,000,000	410,000,000	97,000,000
Impairment losses charged in interest and investment income as a result of other than temporary decline in value	173,000,000	962,000,000	0
Net unrealized gains on available-for-sale investment securities recorded in accumulated other comprehensive income	8,956,000,000	5,502,000,000	3,384,000,000
Aggregate fair values of investment securities in continuous unrealized losses position	4,366,000,000	1,751,000,000	¥ 4,929,000,000
Listed equity securities
Trading securities
Original cost, Total		646,000,000
Gross unrealized gains		230,000,000
Gross unrealized losses		(105,000,000)
Fair value		771,000,000
Available-for-sale securities
Original cost	15,325,000,000
Gross unrealized gains	9,792,000,000
Gross unrealized losses	(836,000,000)
Provision for decline in value	(1,019,000,000)
Fair value	¥ 23,262,000,000
Financial derivatives
Trading securities
Original cost, Total		7,000,000
Gross unrealized gains		171,000,000
Fair value		178,000,000
Listed equity securities and other treasury investments
Available-for-sale securities
Original cost		12,701,000,000
Gross unrealized gains		5,940,000,000
Gross unrealized losses		(438,000,000)
Provision for decline in value		(957,000,000)
Fair value		¥ 17,246,000,000